Offerings - Offering: 1	Oct. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary share, par value US$0.00005 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	2.63
Maximum Aggregate Offering Price	$ 5,260,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 726.41
Offering Note	Note 1.a. The Class A ordinary shares of Tuya, Inc. (the "Registrant") registered hereunder are represented by the Registrant's American depositary shares ("ADSs"), with each ADS representing one Class A ordinary share, par value US$0.00005 per share. The Registrant's ADSs issuable upon deposit of the Class A ordinary shares have been registered under a separate registration statement on Form F-6 (333-254092). Note 1.b. Represents the Registrant's ordinary shares issuable pursuant to awards granted under the 2024 Share Scheme (the "Plan") of the Registrant. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement is deemed to cover an indeterminate number of ordinary shares which may be offered and issued to prevent dilution resulting from share splits, share dividends or similar transactions as provided in the Plan. Note 1.c. Represents Class A ordinary shares to be issued pursuant to the Plan. The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on US$2.63 per ADS, the average of the high and low prices for the Registrant's ADSs as quoted on the New York Stock Exchange on October 9, 2025.